Leasing (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases, Balance Sheet Information
The table below presents the consolidated balance sheet information related to operating leases.

Operating leases	Dec. 31,
(dollars in millions)	2025	2024
ROU assets (a)	$1,126	$1,076
Lease liability (b)	$1,443	$1,321

Weighted average:
Remaining lease term	9.4 years	9.0 years
Discount rate (annualized)	3.68%	3.50%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities on the consolidated balance sheet.

Lease, Cost
The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2025	2024	2023
Operating lease expense	$231	$229	$215
Variable lease expense	43	44	43
Sublease income	(29)	(31)	(34)
Total lease expense	$245	$242	$224

Lessee, Operating Lease, Liability, Maturity
The table below presents the maturities of our operating lease liabilities.

Maturities of operating lease liabilities
(in millions)
For the year ended Dec. 31,
2026	$214
2027	202
2028	186
2029	174
2030	152
2031 and thereafter	784
Total lease payments	1,712
Less: Imputed interest	269
Total	$1,443